SEGMENTED INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 1,482	$ 1,205	$ 2,974	$ 2,536
Consolidated property, plant and equipment and equity-accounted investments	64,356		64,356		$ 66,551
Hydroelectric
Disclosure of operating segments [line items]
Revenues	682	644	1,439	1,416
Wind
Disclosure of operating segments [line items]
Revenues	424	289	846	608
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	259	174	488	338
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	113	92	190	156
Sustainable solutions
Disclosure of operating segments [line items]
Revenues	4	6	11	18
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	313	286	653	708
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,666		4,666		5,622
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	59	66	125	133
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	9,696		9,696		10,585
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	310	$ 292	661	$ 575
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	34,640		34,640		34,303
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,146		7,146		7,483
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,601		4,601		5,046
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,407		3,407		3,320
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 200		$ 200		$ 192